2030 Retirement Fund (Prospectus Summary): | 2030 Retirement Fund
2030 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 53 of the Prospectus, the Average Annual Total Returns for the 2030 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2030 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2030 Retirement Fund Class	2030 Retirement Fund (commenced operations on November 5, 2007)	0.21%	0.30%	Nov. 05, 2007
S&P 500® Index	S&P 500® Index	2.11%	(2.03%)
Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%